Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Furniture and equipment, accmulated depreciation	$ 3,985	$ 3,704	$ 2,581
Website development costs, accumulation amortization	32,278	28,820	14,986
Notes and other receivables, allowance	469,699	469,699	469,699
Interest payable, related parties	106,596	84,998	109,825
Notes payable discount	843,452	0	35,250
Note payable, related party, discount	$ 41,696	$ 47,037	$ 72,651
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	19,366,000	19,366,000	17,031,000
Common stock, shares outstanding (in shares)	19,366,000	19,366,000	17,031,000